Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Corporate legal fees		$ 927	$ 564
Audit, tax and filing services		78	189
Board fees		136	45
Sublicense fees		103	125
Other miscellaneous		52	149
Other accrued liabilities, Total	$ 1,365	$ 1,296	$ 1,072